Common Stock and Stockholders' Deficit (Tables)	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Schedule of warrants issued and outstanding
As of December 31, 2021, all private placement warrants were registered as discussed in Note 3. As of December 31, 2021, the following warrants were issued and outstanding:

Classification	Underlying Security	Warrants Outstanding	Exercise Price per Share
Equity	Common	890,732	$5.61
Liability - Warrants	Common	17,433,334	$11.50

Schedule of restricted stock unit activity	Stock option and restricted stock unit activity, prices, and values adjusted by the Exchange Ratio, during the year ended December 31, 2021 and 2020 is as follow (share numbers are not in thousands):

	Options Outstanding				Restricted Stock Units
	Number of Options (1)	Weighted- Average Exercise Price (1)	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (in thousands)	Number of Plan shares outstanding	Weighted- Average Grant Date Fair Value per share
Outstanding as of December 31, 2019	72,820,028	$1.09	5.80	$25,328
Granted	49,009,272	1.43
Exercised	(352,659)	0.94		1,217
Cancelled / Forfeited	(13,652,352)	0.96

Outstanding as of December 31, 2020	107,824,289	$1.25	7.30	$341,623	—
Granted	27,779,908	7.85			2,492,323	$7.39
Exercised / Released	(15,788,241)	1.04		54,446	(31,250)	7.42
Cancelled / Forfeited	(3,192,495)	2.51			(281,132)	$7.39

Outstanding as of December 31, 2021	116,623,461	$2.81	7.64	$300,125	2,179,941	$7.39
Vested and/or exercisable as of December 31, 2021	73,712,795	$1.33	6.91	$233,440	—	$—
Vested and/or exercisable as of December 31, 2020	71,937,052	$1.20	6.30	$231,621	—	$—

Schedule of assumptions used to calculate fair value of stock option grants	The following assumptions were used to calculate the fair value of stock option grants made during the following periods:

	Years Ended December 31,
	2021	2020	2019
Expected volatility	55%	55% – 57%	60%
Expected term (in years)	5.0 – 10.0	5.0 – 7.0	5.0 – 6.9
Risk-free interest rate	0.40% – 1.54%	0.27% – 0.61%	1.65% – 1.75%
Expected dividend yield	—%	—%	—%

Schedule of share-based compensation expense for employee and nonemployee options	Share
-
based compensation expense for employee and nonemployee options included in the Consolidated Statements of Operations and Comprehensive Loss is as follows during the years ended December 31, 2021, 2020 and 2019 (in thousands):

	Years Ended December 31,
	2021	2020	2019
Cost of revenues	$44	$30	$76
Sales and marketing	1,835	484	680
Product and technology	12,502	431	324
General and administrative	32,399	18,215	2,452

Total share-based compensation	$46,780	$19,160	$3,532